INCOME TAX - Reconciliation of differences between PRC statutory income tax rate and effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Reconciliation of differences between PRC statutory income tax rate and effective income tax rate
Computed expected income tax expense	¥ 68,214,254		¥ 47,434,681	¥ 49,574,778
Non-PRC entities not subject to income tax	4,244,821		2,563,762	(700,393)
Research and development expenses bonus deduction	(20,645,909)		(18,508,967)	(10,181,598)
Non-deductible share-based compensation expenses	11,015,406		9,453,660	4,532,885
Other non-deductible expenses	723,768		446,051	32,602
Change in valuation allowance	(16,515,732)		(20,302,931)	(35,043,933)
Total	¥ 47,036,608	$ 7,381,070	¥ 21,086,256	¥ 8,214,341